RESTRUCTURING	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
24.	RESTRUCTURING

The following table provides the activity in the restructuring liability:

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Balance, beginning of period	$0.4	$1.3	$3.3
Expensed in period	1.1	5.3	5.9
Disbursements	(0.6)	(6.2)	(7.9)
Balance, end of period	$0.9	$0.4	$1.3
Classification:
Accounts payable and accrued liabilities (note 17)	$0.3	$0.4	$1.2
Liabilities associated with assets held for sale	0.6
Other long-term obligations (note 20)	–	–	0.1
	$0.9	$0.4	$1.3

The following table provides restructuring liability by year of initiatives:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
2009 and prior initiatives	$0.2	$0.2	$0.2
2010 initiatives	–	–	0.1
2011 initiatives	–	–	1.0
2012 initiatives	0.7	0.2	–
	$0.9	$0.4	$1.3

2012

During the three months ended December 31, 2012, the company recorded restructuring costs of $1.1 million related to legal and consulting fees incurred in respect of the sale of the Snowflake facility subsequent to its permanent closure on September 30, 2012. This amount was included in Loss from discontinued operations net of tax in the consolidated statement of earnings (loss) for the three months ended December 31, 2012. The company incurred $5.3 million in restructuring costs for the nine months ended September 30, 2012 consisting of legal and consulting fees related to the restructuring negotiations prior to entering into the CCAA proceedings.

2011

During the year ended December 31, 2011 the company recorded restructuring costs of $5.9 million related to debt restructuring negotiations with its bondholders. The costs consisted of legal and consulting fees incurred in respect of these negotiations. The debt restructuring initiative did not result in a restructuring transaction, and on January 31, 2012 the company entered into creditor protection.

2010

During the year ended December 31, 2010 the company recorded restructuring costs of $25.3 million primarily related to severances payable to eligible employees at Elk Falls resulting from extended curtailment and permanent closure.